Provision for Pension and Other Post-Retirement Medical Benefits (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 64	$ 64	$ 53
Investment Holdings [Line Items]
Investment Owned At Fair Value	89	71
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Equity securities (Percent)	56.00%	60.00%
Debt securities (Percent)	37.00%	36.00%
Other (Percent)	7.00%	4.00%
Total Percentage (Percent)	100.00%	100.00%
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	194	191	154
Transferred to other non-current assets	3	3
Short-term portion transferred to other current liabilities.	(12)	(14)	(14)
Total provision classified as a non-current liability	185	180	147
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Net amount recognized	(194)	(191)	(154)
Domestic Equity Security [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	106	150
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	106	150
Domestic Equity Security [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	106	150
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	106	150
Domestic Equity Security [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Domestic Equity Security [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Foreign Equity Security [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	54	50
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	54	50
Foreign Equity Security [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	54	50
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	54	50
Foreign Equity Security [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Foreign Equity Security [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Domestic Corporate Debt Securities [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	81	95
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	81	95
Domestic Corporate Debt Securities [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	81	95
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	81	95
Domestic Corporate Debt Securities [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Domestic Corporate Debt Securities [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	14	13
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	14	13
Foreign Corporate Debt Securities [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	14	13
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	14	13
Foreign Corporate Debt Securities [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Foreign Corporate Debt Securities [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Real Estate [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	3	4
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	3	4
Real Estate [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	3	4
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	3	4
Real Estate [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Real Estate [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Cash And Cash Equivalents [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	16	11
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	16	11
Cash And Cash Equivalents [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	16	11
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	16	11
Cash And Cash Equivalents [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Cash And Cash Equivalents [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Specialised Credit Unlisted [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	10	11
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	10	11
Specialised Credit Unlisted [Member] | Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Specialised Credit Unlisted [Member] | Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	10	11
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	10	11
Specialised Credit Unlisted [Member] | Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at December 31,	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	0	0
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	23	0	(5)
Transferred to other non-current assets	0	0	5
Defined Benefit Plan Accumulated Benefit Obligation	269	290	230
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	334	269	199
Service cost	7	7	6
Interest cost	25	25	16
Plan participants contributions	2	2	2
Actuarial loss/(gain)	22	21	(2)
Benefits paid	(19)	(28)	(8)
Translation	(64)	38	56
Benefit obligation at December 31,	307	334	269
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,	334	274	188
Actual return on plan assets	24	40	32
Company contributions	7	8	5
Plan participants contributions	2	2	2
Benefits paid	(19)	(28)	(8)
Translation	(64)	38	55
Fair value of plan assets at December 31,	284	334	274
Funded/(Unfunded) status at end of year	(23)	0	5
Net amount recognized	(23)	0	5
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	7	7	6
Interest cost	25	25	16
Actuarial gains and losses	28	10	(14)
Expected return on assets	(30)	(29)	(20)
Net periodic benefit cost	30	13	(12)
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate (Percent)	8.75%	8.50%	9.25%
Rate of compensation increase (Percent)	8.00%	7.25%	7.50%
Short Term Increase In Compensation Rates (Percent)	7.50%	7.50%	7.00%
Long Term Increase In Compensation Rates (Percent)	8.00%	7.25%	7.50%
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)	8.75%	8.50%	9.25%
Expected long-term return on plan assets (Percent)	11.20%	9.99%	10.63%
Rate of compensation increase (Percent)	8.00%	7.25%	7.50%
Pension Increase (Percent)	5.40%	4.73%	4.95%
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	284	334	274
Defined Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year	5
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2012	20
2013	20
2014	21
2015	21
2016	21
2017 - 2021	115
Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	159	179	149
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	179	149	115
Service cost	1	1	0
Interest cost	13	13	9
Actuarial loss/(gain)	11	10	4
Benefits paid	(13)	(14)	(10)
Translation	(32)	20	31
Benefit obligation at December 31,	159	179	149
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Funded/(Unfunded) status at end of year	(159)	(179)	(149)
Net amount recognized	(159)	(179)	(149)
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost	1	1	0
Interest cost	13	13	9
Actuarial gains and losses	11	10	4
Net periodic benefit cost	25	24	13
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)	8.75%	8.50%	9.25%
Defined Benefit Plan Assumed Health Care Cost Trend Rates [Abstract]
Expected increase in health care costs (Percent)	7.50%	7.60%	7.00%
Health care cost trend assumed for next year (Percent)	7.50%	7.60%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate) (Percent)	7.50%	7.60%	7.00%
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
Effect of 1-percentage increase on total service and interest cost	2
Effect of 1-percentage increase on post-retirement benefit obligation	17
Effect of 1-percentage decrease on total service and interest cost	(1)
Effect of 1-percentage decrease on post-retirement benefit obligation	(14)
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year	12
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2012	12
2013	13
2014	14
2015	14
2016	14
2017 - 2021	74
Post Retirement Medical Benefits Rand Refinery [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Transferred to other non-current assets	2	3	2
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	12	12	10
Defined Benefit Plan Accumulated Benefit Obligation	12	12	10
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,	22	18	17
Interest cost	1	1	0
Actuarial loss/(gain)	0	5	0
Benefits paid	(2)	(2)	(1)
Translation	0	0	2
Benefit obligation at December 31,	21	22	18
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,	10	8	6
Actual return on plan assets	1	2	0
Benefits paid	0	(1)	0
Translation	(2)	1	2
Fair value of plan assets at December 31,	9	10	8
Funded/(Unfunded) status at end of year	(12)	(12)	(10)
Net amount recognized	(12)	(12)	(10)
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Interest cost	1	1	0
Actuarial gains and losses	(1)	(1)	0
Net periodic benefit cost	0	0	0
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]	9	10	8
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2012	2
2013	2
2014	2
2015	2
2016	2
2017 - 2021	8
Ashanti Retired Staff Pension Plan [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Transferred to other non-current assets	1	0	0
Equity Securities [Member] | Anglo Gold Ashanti [Member]
Investment Holdings [Line Items]
Investments in related parties (Shares)	100,079	119,758
Investment Owned At Fair Value	4	6
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Equity securities (Percent)	1.50%	1.80%
Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | I F M Corporate Bond Unit Trust [Member]
Investment Holdings [Line Items]
Investments owned (Shares)	287,226,346	267,975,059
Investment Owned At Fair Value	36	41
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Debt securities (Percent)	12.70%	12.20%
Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Allan Gray Orbis Global Equity Fund [Member]
Investment Holdings [Line Items]
Investments owned (Shares)	242,110	243,210
Investment Owned At Fair Value	27	30
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Debt securities (Percent)	9.50%	9.00%
Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] | Stonehage Contrarius Global Equity Fund [Member]
Investment Holdings [Line Items]
Investments owned (Shares)	1,251,535	0
Investment Owned At Fair Value	26	0
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Debt securities (Percent)	9.10%	0.00%
Australia [Member] | Sunrise Dam, Tropicana And Other [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	5	4	4
Namibia [Member] | Navachab [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	1	1
Tanzania [Member] | Geita [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	0	0	0
North America [Member] | Cripple Creek And Victor [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	2	2
Defined Contribution Footnote Disclosure [Abstract]
Maximum Employee Contribution To Defined Contribution Fund Percentage	60.00%
Employer Contribution Ratio To Defined Contribution Fund Percent	5.00%
Maximum Employer Contribution To Defined Contribution Fund Percentage	150.00%
South America [Member] | Anglo Gold Ashanti Brasil Mineracao Cerro Vanguardia And Serra Grande [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	2	4	1
Defined Contribution Footnote Disclosure [Abstract]
Employee Contibution To Defined Contibution Fund Percentage	11.00%
Employer Contibution To Defined Contibution Fund Percentage	17.00%
Ghana And Guinea [Member] | Iduapriem Obuasi And Siguiri [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	5	5	4
South Africa [Member] | Great Noligwa Kopanang Moab Khotsong Mponeng Savuka Tau Tona Corporate And Other [Member]
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 48	$ 48	$ 41